Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Non-current asset	$ (17)	$ (13)
Non-current liability	504	559
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	536	450
Current service cost	12	13
Interest cost	18	20
Actuarial (gains) losses and changes in actuarial assumptions	(18)	93
Benefits paid	(18)	(16)
Acquisition	1
Foreign exchange	(38)	(24)
End of year	493	536
Beginning of year	347	328
Return on plan assets	7	25
Employer contributions	19	24
Benefits paid	(18)	(16)
Foreign exchange	(29)	(14)
End of year	326	347
Ending funded status	167	189
Non-current asset	(17)	(13)
Current liability	3	3
Non-current liability	181	199
Net amount	167	189
Unrecognized actuarial losses	(138)	(147)
Current service cost	12	13
Interest cost	18	20
Return on plan assets	(20)	(19)
Actuarial losses	4	1
Net periodic benefit cost	$ 14	$ 15